Shareholder Report, Average Annual Return (Details)	4 Months Ended	12 Months Ended	25 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		36.58%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Total Return Index
Average Annual Return, Percent		38.02%	23.69%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	4.93%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	4.93%
SRH REIT Covered Call ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		26.42%
SRH U.S. Quality ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		34.00%	20.09%
TrueShares Quarterly Bear Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bear Hedge ETF
Average Annual Return, Percent	0.32%
TrueShares Quarterly Bull Hedge ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TrueShares Quarterly Bull Hedge ETF
Average Annual Return, Percent	1.00%